Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
401k Plan
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percentage of employee's eligible compensation	4.00%
Contribution plan expenses	$ 5.9	$ 4.7	$ 4.1
People’s Republic of China (“PRC”) Contribution Plan
Defined Contribution Plan Disclosure [Line Items]
Contribution plan expenses	$ 11.3	$ 10.6	$ 8.4